Rotable spare parts, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Rotable spare parts, furniture and equipment, net
Summary of rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December		At December		At December		At December		At December		At December
	31, 2020		31, 2019		31, 2020		31, 2019		31, 2020		31, 2019
Leasehold improvements to flight equipment	Ps.	5,092,049	Ps.	4,220,672	Ps.	(3,354,166)	Ps.	(2,679,884)	Ps.	1,737,883	Ps.	1,540,788
Pre-delivery payments*		4,920,126		4,507,770		—		—		4,920,126		4,507,770
Flight equipment		1,689,473		1,287,102		(1,223,560)		(553,852)		465,913		733,250
Construction and improvements in process		53,545		474,240		—		—		53,545		474,240
Constructions and improvements		175,407		172,460		(148,391)		(131,510)		27,016		40,950
Computer equipment		49,945		47,566		(42,126)		(34,495)		7,819		13,071
Workshop tools		27,727		26,875		(24,398)		(22,023)		3,329		4,852
Electric power equipment		20,448		20,412		(12,773)		(11,400)		7,675		9,012
Communications equipment		14,803		14,099		(9,038)		(8,322)		5,765		5,777
Workshop machinery and equipment		20,574		16,301		(7,641)		(6,092)		12,933		10,209
Motorized transport equipment platform		15,247		15,026		(7,924)		(5,392)		7,323		9,634
Service carts on board		9,216		7,675		(6,112)		(5,554)		3,104		2,121
Office furniture and equipment		67,035		70,709		(35,309)		(34,049)		31,726		36,660
Allowance for obsolescence		(3,000)		(3,000)		—		—		(3,000)		(3,000)
Total	Ps.	12,152,595	Ps.	10,877,907	Ps.	(4,871,438)	Ps.	(3,492,573)	Ps.	7,281,157	Ps.	7,385,334

* During the years ended December 31, 2020, 2019 and 2018, the Company capitalized borrowing costs of Ps.384,038, Ps.456,313 and Ps.357,920, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.401,862, Ps.328,571 and Ps.242,678, respectively.

													Motorized				Workshop
			Constructions										transport				machinery		Service						Construction and		Leasehold
	Flight		and		Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Allowance for		Pre-delivery		improvements		improvements to
	equipment		improvements		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		obsolescence		payments		in process		flight equipment		Total
Net book amount as of December 31, 2018	Ps.	664,322	Ps.	15,235	Ps.	16,547	Ps.	38,306	Ps.	5,122	Ps.	3,369	Ps.	446	Ps.	4,911	Ps.	4,481	Ps.	126	Ps.	—	Ps.	3,672,090	Ps.	142,738	Ps.	1,214,589	Ps.	5,782,282
Additions		692,186		5,596		1,730		1,461		2,487		3,137		—		355		4,278		2,273		(3,000)		1,412,790		525,556		661,954		3,310,803
Disposals and transfers		(538,370)		—		(131)		(10)		—		—		—		(2)		(35)		—		—		(704,852)		(3,957)		—		(1,247,357)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		127,742		—		—		127,742
Other movements		—		34,840		1,999		2,757		2,487		284		9,529		1,446		2,529		—		—		—		(190,097)		133,939		(287)
Depreciation		(84,888)		(14,721)		(7,074)		(5,854)		(1,084)		(1,938)		(341)		(933)		(1,044)		(278)		—		—		—		(469,694)		(587,849)
As of December 31, 2019		733,250		40,950		13,071		36,660		9,012		4,852		9,634		5,777		10,209		2,121		(3,000)		4,507,770		474,240		1,540,788		7,385,334
Cost		1,287,102		172,460		47,566		70,709		20,412		26,875		15,026		14,099		16,301		7,675		(3,000)		4,507,770		474,240		4,220,672		10,877,907
Accumulated depreciation		(553,852)		(131,510)		(34,495)		(34,049)		(11,400)		(22,023)		(5,392)		(8,322)		(6,092)		(5,554)		—		—		—		(2,679,884)		(3,492,573)
Net book amount as of December 31, 2019		733,250		40,950		13,071		36,660		9,012		4,852		9,634		5,777		10,209		2,121		(3,000)		4,507,770		474,240		1,540,788		7,385,334
Additions		668,376		128		1,648		733		—		851		—		—		—		1,541		—		2,185,902		176,607		646,219		3,682,005
Disposals and transfers		(861,761)		—		—		—		—		—		—		—		—		—		—		(1,755,724)		(354,146)		—		(2,971,631)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		(17,822)		—		—		(17,822)
Other movements		—		2,317		713		101		36		—		222		1,083		4,273		—		—		—		(243,156)		235,509		1,098
Depreciation		(73,952)		(16,379)		(7,613)		(5,768)		(1,373)		(2,374)		(2,533)		(1,095)		(1,549)		(558)		—		—		—		(684,633)		(797,827)
As of December 31, 2020		465,913		27,016		7,819		31,726		7,675		3,329		7,323		5,765		12,933		3,104		(3,000)		4,920,126		53,545		1,737,883		7,281,157
Cost		1,689,473		175,407		49,945		67,035		20,448		27,727		15,247		14,803		20,574		9,216		(3,000)		4,920,126		53,545		5,092,049		12,152,595
Accumulated depreciation		(1,223,560)		(148,391)		(42,126)		(35,309)		(12,773)		(24,398)		(7,924)		(9,038)		(7,641)		(6,112)		—		—		—		(3,354,166)		(4,871,438)
Net book amount as of December 31, 2020	Ps.	465,913	Ps.	27,016	Ps.	7,819	Ps.	31,726	Ps.	7,675	Ps.	3,329	Ps.	7,323	Ps.	5,765	Ps.	12,933	Ps.	3,104	Ps.	(3,000)	Ps.	4,920,126	Ps.	53,545	Ps.	1,737,883	Ps.	7,281,157

a)  Depreciation expense for the years ended December 31, 2020, 2019 and 2018, was Ps.797,827, Ps.587,849 and Ps.427,756, respectively. Depreciation charges for the year are recognized as a component of operating expenses in the consolidated statements of operations.

b)  In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.